UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/15

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments—September 30, 2015 (Unaudited)

Domestic Equity—31.9% †	Number of Shares	Fair Value
Common Stock—31.9%
Aerospace & Defense—1.4%
General Dynamics Corp.	6,484	$894,468
Hexcel Corp.	12,691	569,318
Honeywell International Inc.	10,828	1,025,304
The Boeing Co.	3,094	405,159
		2,894,249
Agricultural Products—0.4%
Archer-Daniels-Midland Co.	19,024	788,545
Air Freight & Logistics—0.1%
United Parcel Service Inc., Class B	2,962	292,320
Airlines—0.4%
Delta Air Lines Inc.	18,596	834,403
Apparel, Accessories & Luxury Goods—0.0% *
Coach Inc.	1,317	38,101
Application Software—0.2%
Intuit Inc.	5,595	496,556
Asset Management & Custody Banks—1.5%
Ameriprise Financial Inc.	9,710	1,059,652
Invesco Ltd.	32,715	1,021,690
State Street Corp.	16,391	1,101,639	(a)
		3,182,981
Auto Parts & Equipment—0.3%
BorgWarner Inc.	2,452	101,979
Delphi Automotive PLC	6,089	463,007
		564,986
Automobile Manufacturers—0.2%
Ford Motor Co.	32,913	446,629
Automotive Retail—0.2%
Advance Auto Parts Inc.	2,633	499,032
Biotechnology—1.7%
Alexion Pharmaceuticals Inc.	3,686	576,453	(b)
Amgen Inc.	13,362	1,848,232
Gilead Sciences Inc.	12,803	1,257,127
		3,681,812
Broadcasting—0.1%
CBS Corp., Class B	4,279	170,732
Cable & Satellite—1.5%
Comcast Corp., Class A	23,203	1,319,787
Comcast Corp., Special Class A	13,165	753,565
Liberty Global PLC, Class C	19,419	796,567	(b)
Sirius XM Holdings Inc.	65,825	246,185	(b)
		3,116,104
Casinos & Gaming—0.1%
Las Vegas Sands Corp.	5,464	207,468
Communications Equipment—1.4%
Cisco Systems Inc.	59,243	1,555,129
QUALCOMM Inc.	24,619	1,322,779
		2,877,908

Consumer Finance—0.2%
Discover Financial Services	9,545	496,245
Data Processing & Outsourced Services—0.6%
PayPal Holdings Inc.	11,849	367,793	(b)
Visa Inc., Class A	14,482	1,008,816
		1,376,609
Diversified Banks—1.9%
Bank of America Corp.	65,496	1,020,428
Citigroup Inc.	4,608	228,603
JPMorgan Chase & Co.	31,596	1,926,408
Wells Fargo & Co.	16,292	836,594
		4,012,033
Drug Retail—0.6%
CVS Health Corp.	12,836	1,238,417
Electric Utilities—0.2%
NextEra Energy Inc.	4,608	449,510
Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	3,291	333,938
Fertilizers & Agricultural Chemicals—0.3%
Monsanto Co.	6,912	589,870
General Merchandise Stores—0.8%
Dollar General Corp.	12,342	894,054
Target Corp.	10,860	854,248
		1,748,302
Healthcare Distributors—0.2%
Cardinal Health Inc.	5,760	442,483
Healthcare Equipment—0.9%
Abbott Laboratories	14,811	595,699
Boston Scientific Corp.	60,559	993,773	(b)
Stryker Corp.	2,830	266,303
		1,855,775
Healthcare Supplies—0.2%
The Cooper Companies Inc.	3,619	538,724
Home Improvement Retail—0.6%
Lowe’s Companies Inc.	19,090	1,315,683
Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	11,519	168,177	(b)
NRG Energy Inc.	9,216	136,858
		305,035
Industrial Machinery—0.3%
Ingersoll-Rand PLC	11,684	593,197
Integrated Oil & Gas—0.9%
Exxon Mobil Corp.	12,342	917,628
Occidental Petroleum Corp.	16,127	1,066,801
		1,984,429
Integrated Telecommunication Services—0.2%
Verizon Communications Inc.	9,216	400,988
Internet Retail—0.5%
Amazon.com Inc.	1,909	977,198	(b)
Internet Software & Services—1.5%
eBay Inc.	17,114	418,266	(b)
Facebook Inc., Class A	5,266	473,414	(b)
Google Inc., Class A	1,646	1,050,757	(b)
Google Inc., Class C	1,646	1,001,459	(b)
LinkedIn Corp., Class A	1,580	300,405	(b)
		3,244,301

Investment Banking & Brokerage—0.3%
The Charles Schwab Corp.	23,696	676,758
Life & Health Insurance—0.2%
Lincoln National Corp.	7,241	343,658
Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	2,797	128,550
Movies & Entertainment—0.7%
The Walt Disney Co.	6,319	645,802
Time Warner Inc.	13,659	939,056
		1,584,858
Multi-Line Insurance—1.2%
American International Group Inc.	22,874	1,299,701
The Hartford Financial Services Group Inc.	25,343	1,160,202
		2,459,903
Multi-Utilities—0.3%
Dominion Resources Inc.	8,623	606,887
Oil & Gas Equipment & Services—0.6%
FMC Technologies Inc.	7,734	239,754	(b)
Schlumberger Ltd.	15,337	1,057,793
		1,297,547
Oil & Gas Exploration & Production—0.5%
Hess Corp.	16,786	840,307
Marathon Oil Corp.	13,494	207,808
		1,048,115
Packaged Foods & Meats—0.4%
Mondelez International Inc., Class A	18,761	785,523
Paper Packaging—0.1%
Packaging Corporation of America	2,304	138,609
Pharmaceuticals—2.5%
Allergan PLC	8,163	2,218,785	(b)
Johnson & Johnson	7,241	675,947
Merck & Company Inc.	25,507	1,259,791
Pfizer Inc.	38,508	1,209,536
		5,364,059
Railroads—0.1%
CSX Corp.	8,228	221,333
Research & Consulting Services—0.5%
Nielsen Holdings PLC	21,721	965,933
Semiconductor Equipment—0.3%
Applied Materials Inc.	41,799	614,027
Soft Drinks—0.7%
PepsiCo Inc.	15,436	1,455,615
Specialized Finance—0.7%
CME Group Inc.	9,545	885,203
McGraw Hill Financial Inc.	7,241	626,347
		1,511,550
Specialized REITs—0.6%
American Tower Corp.	13,494	1,187,202
Extra Space Storage Inc.	2,633	203,162
		1,390,364
Specialty Stores—0.2%
Dick’s Sporting Goods Inc.	7,241	359,226
Systems Software—0.2%
Oracle Corp.	11,849	427,986

Technology Hardware, Storage & Peripherals—1.8%
Apple Inc.	17,707	1,953,082
EMC Corp.	12,507	302,169
Hewlett-Packard Co.	28,305	724,891
Western Digital Corp.	11,191	889,013
		3,869,155
Trading Companies & Distributors—0.2%
United Rentals Inc.	6,583	395,309	(b)
Total Common Stock (Cost $62,117,301)		67,639,528

Preferred Stock—0.0% *
Diversified Banks—0.0% *
Wells Fargo & Co.	2,735	69,743

Total Preferred Stock (Cost $68,375)		69,743

Total Domestic Equity (Cost $62,185,676)		67,709,271

Foreign Equity—19.9%
Common Stock—19.9%
Advertising—0.2%
WPP PLC	22,859	475,410
Aerospace & Defense—0.5%
Airbus Group SE	5,205	307,411
Safran S.A.	5,473	411,151
Zodiac Aerospace	10,676	244,241
		962,803
Airlines—0.2%
International Consolidated Airlines Group S.A.	46,090	410,511	(b)
Apparel Retail—0.2%
Fast Retailing Company Ltd.	1,014	410,544
Apparel, Accessories & Luxury Goods—0.2%
The Swatch Group AG	1,000	369,461
Application Software—0.2%
SAP SE	6,520	421,757
Auto Parts & Equipment—0.5%
Continental AG	4,644	985,452
Automobile Manufacturers—0.5%
Fuji Heavy Industries Ltd.	6,900	246,756
Toyota Motor Corp.	12,930	752,599
		999,355
Biotechnology—0.1%
CSL Ltd.	4,055	254,008
Brewers—0.4%
Anheuser-Busch InBev S.A.	6,958	737,231
Building Products—0.4%
Assa Abloy AB, Class B	28,567	510,572
Geberit AG	1,021	311,075
		821,647
Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson, Class B	71,823	703,925
Construction & Engineering—0.1%
Larsen & Toubro Ltd.	12,877	287,398
Construction Materials—0.2%
HeidelbergCement AG	7,347	502,398

Diversified Banks—2.8%
Banco Bilbao Vizcaya Argentaria S.A.	36,668	310,254
Barclays PLC	221,923	820,729
BNP Paribas S.A.	12,535	734,030
Credit Agricole S.A.	43,474	497,653
Grupo Financiero Banorte SAB de C.V., Class O	32,326	158,170
HSBC Holdings PLC	34,492	260,555
ICICI Bank Ltd.	104,393	428,768
ING Groep N.V.	44,586	629,579
Intesa Sanpaolo S.p.A.	222,100	782,433
Mitsubishi UFJ Financial Group Inc.	117,300	701,655
Sumitomo Mitsui Financial Group Inc.	17,300	651,757
		5,975,583
Diversified Metals & Mining—0.2%
BHP Billiton PLC	28,038	426,829
Diversified Real Estate Activities—0.8%
Brookfield Asset Management Inc., Class A	6,270	196,373
Mitsubishi Estate Company Ltd.	33,918	689,745
Mitsui Fudosan Company Ltd.	33,306	907,423
		1,793,541
Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	81,625	164,954
Electrical Components & Equipment—0.6%
Nidec Corp.	14,400	984,248
Schneider Electric SE	6,955	388,253
		1,372,501
Electronic Components—0.2%
Murata Manufacturing Company Ltd.	3,600	462,005
Electronic Equipment & Instruments—0.7%
Hexagon AB, Class B	15,254	464,328
Hitachi Ltd.	117,500	589,536
Keyence Corp.	900	399,783
		1,453,647
Healthcare Equipment—0.8%
Medtronic PLC	18,596	1,244,816
Smith & Nephew PLC	30,224	527,864
		1,772,680
Healthcare Services—0.3%
Fresenius SE & Company KGaA	10,944	732,974
Household Products—0.1%
Svenska Cellulosa AB SCA, Class B	9,933	276,895
Human Resource & Employment Services—0.2%
Capita PLC	21,641	392,713
Industrial Gases—0.2%
Linde AG	3,227	522,130
Industrial Machinery—0.5%
FANUC Corp.	3,500	535,236
Mitsubishi Heavy Industries Ltd.	119,000	528,999
		1,064,235
Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	30,280	459,044
Cenovus Energy Inc.	24,018	362,590
Statoil ASA	30,666	446,149
Total S.A.	9,807	440,072
		1,707,855

Internet Retail—0.4%
Rakuten Inc.	59,500	757,133
Internet Software & Services—0.6%
Baidu Inc. ADR	9,166	1,259,500	(b)
Leisure Products—0.1%
Shimano Inc.	800	111,819
Life & Health Insurance—0.7%
AIA Group Ltd.	182,187	941,489
Prudential PLC	25,273	533,464
		1,474,953
Movies & Entertainment—0.1%
Vivendi S.A.	9,617	226,830
Multi-Line Insurance—0.3%
AXA S.A.	26,575	641,788
Oil & Gas Equipment & Services—0.2%
Technip S.A.	10,783	507,520
Packaged Foods & Meats—0.2%
Nestle S.A.	6,286	471,241
Personal Products—0.2%
Kao Corp.	7,100	320,305
Pharmaceuticals—1.9%
Astellas Pharma Inc.	25,100	323,797
Bayer AG	5,547	708,656
Roche Holding AG	4,898	1,288,288
Sanofi	10,811	1,024,433
Shire PLC	7,108	484,938
Valeant Pharmaceuticals International Inc.	1,664	295,640	(b)
		4,125,752
Property & Casualty Insurance—0.5%
Insurance Australia Group Ltd.	138,832	471,875
Tokio Marine Holdings Inc.	17,000	630,518
		1,102,393
Railroads—0.2%
East Japan Railway Co.	5,600	470,154
Research & Consulting Services—0.1%
Experian PLC	18,044	289,174
Security & Alarm Services—0.1%
Secom Company Ltd.	4,600	275,351
Semiconductor Equipment—0.3%
ASML Holding N.V.	6,697	584,287
Semiconductors—0.3%
Taiwan Semiconductor Manufacturing Company Ltd.	144,484	570,433
Specialty Chemicals—0.5%
Givaudan S.A.	369	598,572
Johnson Matthey PLC	9,486	351,751
		950,323
Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Company Ltd.	364	348,246
Wireless Telecommunication Services—0.7%
SoftBank Group Corp.	13,500	617,372
Vodafone Group PLC	248,680	785,206
		1,402,578

Total Common Stock (Cost $43,911,392)		42,350,222

Preferred Stock—0.0% *
Automobile Manufacturers—0.0% *
Volkswagen AG	656	71,578

Total Preferred Stock (Cost $148,228)		71,578

Total Foreign Equity (Cost $44,059,620)		42,421,800

Bonds and Notes—32.6%		Principal Amount	Fair Value
U.S. Treasuries—5.7%
U.S. Treasury Bonds
2.50%	02/15/45	$279,800	$257,584
3.13%	11/15/41	1,184,000	1,248,503
U.S. Treasury Notes
0.63%	05/31/17	2,487,100	2,488,945
1.38%	07/31/18 - 05/31/20	4,877,800	4,901,737
1.88%	08/31/22	2,722,800	2,745,846
2.13%	05/15/25	381,100	383,393
			12,026,008
Agency Mortgage Backed—9.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,476	4,864
5.00%	07/01/35 - 06/01/41	249,381	278,410
5.50%	05/01/20 - 04/01/39	66,258	74,791
6.00%	04/01/17 - 11/01/37	163,777	186,055
6.50%	11/01/28 - 07/01/29	7,412	8,474
7.00%	10/01/16 - 08/01/36	23,673	26,836
7.50%	09/01/33	1,243	1,325
8.00%	07/01/26 - 11/01/30	3,174	3,527
8.50%	04/01/30	7,460	9,267
Federal National Mortgage Assoc.
2.22%	04/01/37	537	547	(c)
3.00%	02/01/43 - 06/01/43	2,632,394	2,676,520
3.50%	11/01/42 - 08/01/45	2,667,624	2,787,188
4.00%	05/01/19 - 03/01/44	1,449,737	1,555,823
4.50%	05/01/18 - 01/01/41	1,628,319	1,768,413
5.00%	07/01/20 - 06/01/41	435,044	488,106
5.50%	06/01/20 - 01/01/39	299,814	334,500
6.00%	02/01/20 - 05/01/41	783,462	890,895
6.50%	08/01/17 - 08/01/36	31,423	35,005
7.00%	01/01/16 - 12/01/33	2,408	2,514
7.50%	12/01/26 - 12/01/33	6,392	7,343
8.00%	06/01/24 - 01/01/33	10,981	11,659
9.00%	12/01/17 - 12/01/22	2,162	2,353
2.50%	TBA	1,855,154	1,891,271	(d)
3.00%	TBA	40,000	40,453	(d)
4.00%	TBA	814,832	867,574	(d)
4.50%	TBA	88,000	91,183	(d)
5.00%	TBA	260,000	286,310	(d)
6.50%	TBA	490,000	560,907	(d)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	590,566	605,938
3.50%	05/20/43	547,677	575,469
4.00%	01/20/41 - 04/20/43	651,665	700,054
4.50%	08/15/33 - 03/20/41	320,310	348,404
5.00%	08/15/33	14,050	15,679
6.00%	07/15/33 - 09/15/36	13,137	15,306
6.50%	04/15/28 - 07/15/36	16,186	18,565
7.00%	04/15/28 - 10/15/36	8,467	9,382
7.50%	07/15/23 - 04/15/28	15,426	15,848
8.00%	05/15/30	470	539
8.50%	10/15/17	2,554	2,652

9.00%	11/15/16 - 12/15/21	2,981	3,125
3.00%	TBA	473,786	483,475	(d)
3.50%	TBA	1,026,138	1,075,160	(d)
5.00%	TBA	400,000	439,562	(d)
5.50%	TBA	50,000	55,911	(d)
			19,257,182
Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	217	217	(e,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	214,255	628	(c,g)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	211,891	15,695	(g)
4.50%	03/15/18	830	1	(g)
5.00%	10/15/18	770	2	(g)
5.50%	06/15/33	11,223	2,199	(g)
6.39%	08/15/25	89,810	9,921	(c,g)
7.50%	07/15/27	9,322	1,277	(g)
8.00%	04/15/20	99	103
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	404	388	(e,f)
5.74%	08/15/43	188,151	42,784	(c,g)
8.00%	02/01/23 - 07/01/24	1,650	348	(g)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	594	584	(e,f)
1.22%	12/25/42	48,519	1,696	(c,g)
5.00%	09/25/40	110,342	11,781	(g)
5.81%	07/25/38	23,905	3,494	(c,g)
7.31%	05/25/18	45,623	3,008	(c,g)
8.00%	05/25/22	2	31	(g)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	31,262	5,133	(g)
5.00%	03/25/38 - 05/25/38	18,271	3,194	(g)
5.50%	12/25/33	5,372	1,060	(g)
6.00%	01/25/35	14,289	2,767	(g)
7.50%	11/25/23	16,250	3,370	(g)
8.00%	08/25/23 - 07/25/24	3,416	726	(g)
8.50%	03/25/17 - 07/25/22	729	89	(g)
9.00%	05/25/22	503	91	(g)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	167,296	10,595	(g)
5.00%	12/20/35 - 09/20/38	74,355	4,182	(g)
6.03%	02/20/40	82,464	14,007	(c,g)
6.59%	01/16/40	137,568	25,632	(c,g)
			165,003
Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	30,000	30,012
Corporate Notes—14.3%
21st Century Fox America Inc.
6.65%	11/15/37	55,000	65,633
3M Co.
2.00%	08/07/20	94,000	95,262
ABB Finance USA Inc.
1.63%	05/08/17	76,000	76,436	(h)

AbbVie Inc.
1.75%	11/06/17	68,000	68,202	(h)
2.00%	11/06/18	57,000	57,217	(h)
2.50%	05/14/20	95,000	94,475	(h)
3.60%	05/14/25	36,000	35,506	(h)
4.70%	05/14/45	20,000	19,405	(h)
ACCO Brands Corp.
6.75%	04/30/20	97,000	100,880	(h)
ACE INA Holdings Inc.
3.15%	03/15/25	66,000	64,367	(h)
Actavis Funding SCS
1.30%	06/15/17	110,000	109,005	(h)
3.00%	03/12/20	47,000	47,041	(h)
3.45%	03/15/22	66,000	65,243	(h)
3.80%	03/15/25	94,000	90,808	(h)
Activision Blizzard Inc.
5.63%	09/15/21	98,000	103,145	(h,i)
Aetna Inc.
3.50%	11/15/24	106,000	105,446	(h)
Agrium Inc.
3.38%	03/15/25	23,000	21,775	(h)
4.90%	06/01/43	41,000	40,008	(h)
Altria Group Inc.
2.95%	05/02/23	39,000	37,860	(h)
4.50%	05/02/43	39,000	37,253	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52,000	51,870	(h)
6.63%	10/15/22	20,000	20,100	(h)
American Campus Communities Inc.
3.35%	10/01/20	38,000	38,454
American Campus Communities Operating Partnership LP
4.13%	07/01/24	28,000	28,148	(h)
American Electric Power Company Inc.
2.95%	12/15/22	75,000	72,828	(h)
American Express Co.
3.63%	12/05/24	93,000	92,013	(h)
American Express Credit Corp.
2.60%	09/14/20	94,000	94,428
American International Group Inc.
3.75%	07/10/25	94,000	95,460
4.13%	02/15/24	28,000	29,416	(h)
4.50%	07/16/44	19,000	18,656	(h)
4.80%	07/10/45	47,000	47,981
American Tower Corp. (REIT)
3.40%	02/15/19	142,000	146,171	(h)
Amgen Inc.
2.20%	05/22/19	188,000	188,777	(h)
3.13%	05/01/25	60,000	57,450	(h)
Amkor Technology Inc.
6.63%	06/01/21	98,000	93,100	(h)
Anadarko Petroleum Corp.
6.20%	03/15/40	67,000	70,884	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	155,000	148,317	(h)
Anthem Inc.
3.30%	01/15/23	50,000	49,479	(h)

Apache Corp.
5.10%	09/01/40	47,000	44,880	(h)
Apple Inc.
2.50%	02/09/25	140,000	132,982	(h)
2.85%	05/06/21	145,000	148,709	(h)
3.45%	02/09/45	45,000	38,096	(h)
Aramark Services Inc.
5.75%	03/15/20	105,000	109,134	(h)
Ascension Health
4.85%	11/15/53	65,000	70,546	(h)
AT&T Inc.
2.38%	11/27/18	134,000	135,424	(h)
2.45%	06/30/20	140,000	137,842	(h)
3.40%	05/15/25	140,000	133,629	(h)
4.50%	05/15/35	47,000	42,996	(h)
4.75%	05/15/46	22,000	20,159	(h)
4.80%	06/15/44	37,000	34,206	(h)
AutoNation Inc.
4.50%	10/01/25	66,000	67,268
AutoZone Inc.
3.25%	04/15/25	94,000	92,208	(h)
Bank of America Corp.
1.70%	08/25/17	234,000	234,615	(h)
2.60%	01/15/19	81,000	81,823	(h)
3.88%	08/01/25	19,000	19,264
3.95%	04/21/25	156,000	151,762	(h)
4.00%	01/22/25	48,000	47,043	(h)
4.10%	07/24/23	80,000	83,119	(h)
4.25%	10/22/26	85,000	84,032	(h)
Barclays Bank PLC
2.25%	05/10/17	500,000	509,373	(h,i)
Barrick Gold Corp.
4.10%	05/01/23	45,000	39,821	(h)
Baxalta Inc.
2.88%	06/23/20	94,000	93,965	(i)
4.00%	06/23/25	94,000	94,146	(i)
Bed Bath & Beyond Inc.
4.92%	08/01/34	14,000	13,308	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	45,000	54,186	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49,000	49,655	(h)
Berkshire Hathaway Inc.
4.50%	02/11/43	39,000	38,863	(h)
Berry Plastics Corp.
5.13%	07/15/23	60,000	56,550	(h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	48,000	48,550	(h)
Biogen Inc.
2.90%	09/15/20	142,000	143,437
4.05%	09/15/25	95,000	95,967
5.20%	09/15/45	65,000	65,588
Bombardier Inc.
4.75%	04/15/19	58,000	46,690	(h,i)
5.50%	09/15/18	20,000	17,300	(h,i)
6.00%	10/15/22	57,000	42,323	(h,i)
7.75%	03/15/20	354,000	302,670	(h,i)

Boston Scientific Corp.
3.85%	05/15/25	45,000	44,262	(h)
BP Capital Markets PLC
1.38%	05/10/18	56,000	55,603	(h)
3.81%	02/10/24	119,000	121,524	(h)
Building Materials Corporation of America
5.38%	11/15/24	118,000	116,525	(i)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	75,000	75,846
Calpine Corp.
5.75%	01/15/25	57,000	53,295	(h)
5.88%	01/15/24	129,000	132,870	(h,i)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	98,000	88,200
Canadian Pacific Railway Co.
2.90%	02/01/25	115,000	108,588
Capital One NA
2.35%	08/17/18	250,000	250,696
Caterpillar Inc.
4.30%	05/15/44	48,000	46,579	(h)
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,630
4.35%	11/01/42	24,000	22,310
CBS Corp.
3.70%	08/15/24	73,000	71,652	(h)
CCO Safari II LLC
3.58%	07/23/20	71,000	70,477	(i)
4.91%	07/23/25	71,000	70,659	(i)
6.38%	10/23/35	9,000	9,106	(i)
6.48%	10/23/45	19,000	19,168	(i)
Celgene Corp.
2.88%	08/15/20	65,000	65,590
3.88%	08/15/25	94,000	94,017
5.00%	08/15/45	47,000	46,619
CenturyLink Inc.
5.80%	03/15/22	196,000	167,580
Cequel Capital Corp.
5.13%	12/15/21	96,000	84,540	(h,i)
Chesapeake Energy Corp.
3.25%	03/15/16	46,000	45,089	(h)
Cigna Corp.
3.25%	04/15/25	94,000	91,014
Cinemark USA Inc.
4.88%	06/01/23	98,000	93,590
Citigroup Inc.
1.55%	08/14/17	206,000	206,230
1.75%	05/01/18	228,000	226,571	(h)
1.85%	11/24/17	45,000	45,105
3.30%	04/27/25	47,000	45,780
4.40%	06/10/25	94,000	94,539
4.65%	07/30/45	75,000	74,808
CMS Energy Corp.
4.88%	03/01/44	47,000	48,806	(h)
CNA Financial Corp.
5.88%	08/15/20	60,000	68,246	(h)
Cogeco Cable Inc.
4.88%	05/01/20	75,000	74,250	(h,i)

Colgate-Palmolive Co.
4.00%	08/15/45	47,000	46,981
Columbia Pipeline Group Inc.
3.30%	06/01/20	66,000	66,197	(i)
4.50%	06/01/25	47,000	45,623	(i)
Comcast Corp.
3.38%	08/15/25	206,000	207,584
4.20%	08/15/34	48,000	47,346	(h)
4.60%	08/15/45	45,000	45,999
ConocoPhillips Co.
3.35%	11/15/24	94,000	91,830
Continental Resources Inc.
3.80%	06/01/24	20,000	16,222
4.50%	04/15/23	18,000	15,631
4.90%	06/01/44	11,000	7,864
Corp Andina de Fomento
4.38%	06/15/22	121,000	131,331	(h)
COX Communications Inc.
4.70%	12/15/42	17,000	14,448	(h,i)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	116,000	113,680	(h)
CSX Corp.
4.50%	08/01/54	29,000	26,890	(h)
CVS Health Corp.
2.25%	08/12/19	143,000	144,542	(h)
3.88%	07/20/25	94,000	96,896
5.13%	07/20/45	69,000	74,172
Daimler Finance North America LLC
2.38%	08/01/18	150,000	150,217	(h,i)
Danaher Corp.
2.40%	09/15/20	65,000	65,605
3.35%	09/15/25	95,000	96,907
4.38%	09/15/45	45,000	46,544
Dean Foods Co.
6.50%	03/15/23	45,000	45,675	(i)
Denbury Resources Inc.
5.50%	05/01/22	98,000	58,310
6.38%	08/15/21	54,000	34,020	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	254,968	(h,i)
Diageo Investment Corp.
2.88%	05/11/22	105,000	103,868	(h)
DigitalGlobe Inc.
5.25%	02/01/21	81,000	76,748	(h,i)
DIRECTV Holdings LLC
4.45%	04/01/24	72,000	73,860	(h)
Dollar General Corp.
1.88%	04/15/18	95,000	94,913
4.13%	07/15/17	94,000	96,925	(h)
Dollar Tree Inc.
5.75%	03/01/23	117,000	121,387	(i)
Dominion Resources Inc.
1.95%	08/15/16	154,000	155,043	(h)
Duke Energy Corp.
3.75%	04/15/24	42,000	43,240	(h)
Duke Energy Progress LLC
4.15%	12/01/44	30,000	30,183

Eastman Chemical Co.
3.60%	08/15/22	93,000	93,562
Ecopetrol S.A.
5.88%	05/28/45	24,000	18,300	(h)
Electricite de France S.A.
2.15%	01/22/19	193,000	194,995	(h,i)
Eli Lilly & Co.
2.75%	06/01/25	47,000	46,276
3.70%	03/01/45	10,000	9,415
EMD Finance LLC
3.25%	03/19/25	46,000	44,591	(i)
Energizer Holdings Inc.
5.50%	06/15/25	98,000	95,428	(i)
Energy Transfer Equity LP
5.88%	01/15/24	194,000	174,697	(h)
Energy Transfer Partners LP
4.05%	03/15/25	19,000	16,791
5.15%	03/15/45	33,000	25,743
6.50%	02/01/42	62,000	56,894	(h)
Ensco PLC
4.50%	10/01/24	46,000	33,982
5.20%	03/15/25	76,000	57,842
5.75%	10/01/44	17,000	11,760
Enterprise Products Operating LLC
3.70%	02/15/26	95,000	89,770
ERP Operating LP
4.50%	07/01/44	19,000	19,139	(h)
European Investment Bank
4.88%	01/17/17	150,000	158,146	(h)
FedEx Corp.
3.20%	02/01/25	30,000	29,102
Five Corners Funding Trust
4.42%	11/15/23	200,000	209,184	(h,i)
Florida Power & Light Co.
4.13%	02/01/42	92,000	92,933	(h)
Ford Motor Credit Company LLC
2.46%	03/27/20	200,000	195,837
Freeport-McMoRan Inc.
4.55%	11/14/24	42,000	31,290
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	123,000	132,532	(h,i)
Frontier Communications Corp.
7.13%	03/15/19	110,000	108,002	(h)
11.00%	09/15/25	50,000	48,375	(i)
General Motors Co.
5.20%	04/01/45	9,000	8,446
General Motors Financial Company Inc.
3.15%	01/15/20	66,000	65,436
3.20%	07/13/20	188,000	185,468
4.30%	07/13/25	94,000	90,937
Georgia-Pacific LLC
3.60%	03/01/25	140,000	139,877	(i)
Gilead Sciences Inc.
2.55%	09/01/20	45,000	45,281
3.65%	03/01/26	50,000	50,233
4.75%	03/01/46	45,000	45,208
4.80%	04/01/44	51,000	51,297	(h)

HCA Inc.
4.75%	05/01/23	160,000	160,560	(h)
6.50%	02/15/20	138,000	150,420	(h)
HSBC USA Inc.
2.75%	08/07/20	141,000	141,511
Humana Inc.
3.85%	10/01/24	49,000	49,296
Hyundai Capital America
2.13%	10/02/17	35,000	35,121	(h,i)
Illinois Tool Works Inc.
3.50%	03/01/24	95,000	97,174	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	65,000	63,823
Ingles Markets Inc.
5.75%	06/15/23	86,000	88,365	(h)
Intel Corp.
2.45%	07/29/20	47,000	47,623
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	96,000	79,200	(h)
Interstate Power & Light Co.
3.40%	08/15/25	150,000	152,598
Invesco Finance PLC
3.13%	11/30/22	107,000	108,462	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	23,000	24,208	(h,i)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	78,000	71,760	(i)
5.88%	07/15/24	53,000	49,688	(h,i)
Jefferies Group LLC
5.13%	01/20/23	83,000	83,164	(h)
6.50%	01/20/43	26,000	24,684	(h)
Johnson Controls Inc.
4.63%	07/02/44	46,000	42,212	(h)
JPMorgan Chase & Co.
1.70%	03/01/18	94,000	93,786
3.88%	09/10/24	190,000	188,184	(h)
3.90%	07/15/25	47,000	47,871
5.00%	12/29/49	68,000	66,130	(c,h)
6.10%	10/29/49	110,000	109,285	(c)
KB Home
7.00%	12/15/21	116,000	116,290	(h)
Keysight Technologies Inc.
4.55%	10/30/24	95,000	92,531	(i)
KFW
2.00%	10/04/22	246,000	247,031	(h)
4.50%	07/16/18	102,000	111,582	(h)
Kilroy Realty LP
4.38%	10/01/25	25,000	25,227
Kinder Morgan Energy Partners LP
3.50%	09/01/23	22,000	19,464	(h)
4.30%	05/01/24	50,000	45,647	(h)
Kinder Morgan Inc.
5.55%	06/01/45	28,000	23,258
Kinross Gold Corp.
6.88%	09/01/41	5,000	3,768	(h)
Korea National Oil Corp.
2.88%	11/09/15	100,000	100,207	(h,i)

Kraft Heinz Foods Co.
2.80%	07/02/20	141,000	141,924	(i)
3.95%	07/15/25	122,000	124,828	(i)
L Brands Inc.
5.63%	02/15/22	102,000	107,865	(h)
L-3 Communications Corp.
1.50%	05/28/17	65,000	64,406	(h)
Lee Enterprises Inc.
9.50%	03/15/22	78,000	71,175	(i)
Lennar Corp.
4.50%	11/15/19	118,000	119,003
4.75%	05/30/25	39,000	37,245
Levi Strauss & Co.
5.00%	05/01/25	59,000	57,820
Liberty Mutual Group Inc.
4.25%	06/15/23	87,000	89,978	(h,i)
Lockheed Martin Corp.
3.80%	03/01/45	47,000	42,862
Lowe’s Companies Inc.
4.38%	09/15/45	35,000	35,404
LyondellBasell Industries N.V.
4.63%	02/26/55	19,000	16,114
Marathon Petroleum Corp.
3.63%	09/15/24	95,000	91,809	(h)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	68,000	67,943	(h)
3.75%	03/14/26	65,000	65,359
Mattel Inc.
2.35%	05/06/19	143,000	142,907	(h)
Medtronic Inc.
2.50%	03/15/20	28,000	28,377
3.50%	03/15/25	187,000	190,804
4.63%	03/15/45	120,000	123,732
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30,000	27,751	(h)
Merck & Company Inc.
2.75%	02/10/25	95,000	92,467
MetLife Inc.
4.05%	03/01/45	24,000	22,434
4.72%	12/15/44	28,000	28,950
MGM Resorts International
5.25%	03/31/20	59,000	58,115
6.63%	12/15/21	98,000	100,450
Microsoft Corp.
4.00%	02/12/55	45,000	40,767
Mizuho Bank Ltd.
2.45%	04/16/19	200,000	201,359	(h,i)
Monsanto Co.
3.38%	07/15/24	45,000	43,275	(h)
4.70%	07/15/64	27,000	23,236	(h)
Morgan Stanley
2.65%	01/27/20	45,000	45,213
3.70%	10/23/24	145,000	145,692
3.95%	04/23/27	94,000	90,529
4.00%	07/23/25	82,000	83,803
4.10%	05/22/23	89,000	90,078	(h)
4.88%	11/01/22	75,000	79,907	(h)
5.00%	11/24/25	36,000	38,276	(h)

Motorola Solutions Inc.
4.00%	09/01/24	33,000	29,779	(h)
NCL Corporation Ltd.
5.00%	02/15/18	7,000	7,105	(h)
Newfield Exploration Co.
5.63%	07/01/24	36,000	34,020	(h)
5.75%	01/30/22	89,000	86,330	(h)
Newmont Mining Corp.
4.88%	03/15/42	37,000	28,573	(h)
Nexen Energy ULC
6.40%	05/15/37	41,000	48,222	(h)
Noble Energy Inc.
3.90%	11/15/24	56,000	52,081
Northern States Power Co.
2.20%	08/15/20	94,000	94,593
Northrop Grumman Corp.
3.85%	04/15/45	11,000	9,900
NRG Energy Inc.
6.25%	07/15/22	59,000	53,690
Occidental Petroleum Corp.
3.50%	06/15/25	94,000	93,736
Omnicom Group Inc.
3.63%	05/01/22	31,000	31,367	(h)
Oracle Corp.
2.25%	10/08/19	187,000	189,156	(h)
2.95%	05/15/25	95,000	92,618
4.13%	05/15/45	17,000	16,041
Owens & Minor Inc.
3.88%	09/15/21	95,000	95,845
Pacific Gas & Electric Co.
3.40%	08/15/24	140,000	140,407
PacifiCorp
6.25%	10/15/37	132,000	168,151	(h)
Penn National Gaming Inc.
5.88%	11/01/21	58,000	58,508
PepsiCo Inc.
3.10%	07/17/22	47,000	48,137
4.25%	10/22/44	28,000	27,688
4.60%	07/17/45	28,000	29,261
Petrobras Global Finance BV
3.50%	02/06/17	76,000	67,640	(h)
3.88%	01/27/16	34,000	33,405	(h)
Petroleos Mexicanos
3.50%	01/30/23	41,000	36,900	(h)
Philip Morris International Inc.
4.13%	03/04/43	39,000	36,908	(h)
Phillips 66 Partners LP
2.65%	02/15/20	28,000	27,544
3.61%	02/15/25	47,000	43,105
Pitney Bowes Inc.
4.63%	03/15/24	81,000	81,638	(h)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	28,000	28,104
Precision Castparts Corp.
4.38%	06/15/45	28,000	28,030
Principal Financial Group Inc.
4.70%	05/15/55	95,000	94,288	(c)

Prudential Financial Inc.
5.38%	05/15/45	47,000	46,648	(c)
5.63%	06/15/43	46,000	47,472	(c,h)
Public Service Electric & Gas Co.
2.38%	05/15/23	117,000	112,992	(h)
QUALCOMM Inc.
2.25%	05/20/20	37,000	36,907
3.45%	05/20/25	34,000	32,105
4.80%	05/20/45	32,000	27,984
Quest Diagnostics Inc.
4.70%	03/30/45	28,000	25,497
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	66,000	61,014
Revlon Consumer Products Corp.
5.75%	02/15/21	152,000	147,440	(h)
Reynolds American Inc.
4.45%	06/12/25	47,000	49,179
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	24,000	23,410
Rockwood Specialties Group Inc.
4.63%	10/15/20	230,000	238,070
Rowan Companies Inc.
5.85%	01/15/44	19,000	11,872	(h)
Royal Bank of Canada
1.20%	09/19/17	323,000	323,029	(h)
Ryder System Inc.
2.45%	09/03/19	116,000	116,354	(h)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	200,000	212,000	(i,j)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	200,000	206,250	(h,i,j)
Sealed Air Corp.
4.88%	12/01/22	59,000	58,336	(i)
5.13%	12/01/24	59,000	57,820	(i)
Shell International Finance BV
3.40%	08/12/23	141,000	144,074	(h)
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	100,682
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200,000	190,454	(h,i)
Southern California Edison Co.
2.40%	02/01/22	35,000	34,632
Spectra Energy Partners LP
4.75%	03/15/24	48,000	49,616	(h)
Sprint Corp.
7.25%	09/15/21	52,000	42,575
7.63%	02/15/25	114,000	88,279
State Street Corp.
3.55%	08/18/25	100,000	102,024
Statoil ASA
3.70%	03/01/24	143,000	146,961	(h)
4.80%	11/08/43	21,000	22,352	(h)
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	39,000	38,415	(i)
SUPERVALU Inc.
6.75%	06/01/21	97,000	94,090

T-Mobile USA Inc.
6.25%	04/01/21	50,000	49,825	(h)
6.63%	04/01/23	98,000	97,020
Talisman Energy Inc.
6.25%	02/01/38	33,000	28,142	(h)
Tampa Electric Co.
4.35%	05/15/44	47,000	48,134	(h)
Tanger Properties LP
3.75%	12/01/24	9,000	8,911
Target Corp.
3.50%	07/01/24	59,000	61,593	(h)
TD Ameritrade Holding Corp.
2.95%	04/01/22	48,000	48,338
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	95,000	97,726	(i)
Teck Resources Ltd.
2.50%	02/01/18	27,000	21,853
3.75%	02/01/23	10,000	6,100	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	196,000	197,960	(h)
6.00%	10/01/20	96,000	101,280	(h)
The Allstate Corp.
5.75%	08/15/53	52,000	53,838	(c,h)
The Boeing Co.
2.85%	10/30/24	140,000	138,994	(h)
The Dow Chemical Co.
3.50%	10/01/24	123,000	117,456
4.25%	10/01/34	43,000	40,176
The Goldman Sachs Group Inc.
2.38%	01/22/18	92,000	93,202	(h)
2.60%	04/23/20	95,000	95,259
2.63%	01/31/19	53,000	53,656	(h)
2.90%	07/19/18	62,000	63,609	(h)
3.75%	05/22/25	78,000	78,162
4.00%	03/03/24	113,000	116,307	(h)
4.80%	07/08/44	55,000	55,754	(h)
5.15%	05/22/45	47,000	46,133
The Home Depot Inc.
3.35%	09/15/25	66,000	67,212
The Korea Development Bank
3.25%	03/09/16	122,000	123,140	(h)
The Kroger Co.
2.95%	11/01/21	65,000	65,140
The Progressive Corp.
3.70%	01/26/45	36,000	32,197
The Walt Disney Co.
2.15%	09/17/20	31,000	31,117
3.15%	09/17/25	14,000	14,182
The Williams Companies Inc.
8.75%	03/15/32	18,000	17,126	(h)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	95,000	96,840	(i)
Time Inc.
5.75%	04/15/22	99,000	92,565	(h,i)
Time Warner Cable Inc.
4.50%	09/15/42	9,000	7,116
6.55%	05/01/37	28,000	27,512	(h)

Time Warner Inc.
3.60%	07/15/25	102,000	99,878
5.35%	12/15/43	85,000	89,427	(h)
Tyco Electronics Group S.A.
2.35%	08/01/19	95,000	95,675	(h)
Tyco International Finance S.A.
5.13%	09/14/45	30,000	31,369
Tyson Foods Inc.
2.65%	08/15/19	48,000	48,362	(h)
3.95%	08/15/24	32,000	32,596	(h)
5.15%	08/15/44	32,000	33,570	(h)
U.S. Bancorp
3.44%	02/01/16	118,000	118,999	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	99,000	56,430	(i)
United Rentals North America Inc.
6.13%	06/15/23	77,000	76,759	(h)
UnitedHealth Group Inc.
2.70%	07/15/20	111,000	113,579
4.75%	07/15/45	74,000	78,115
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	78,000	74,295	(i)
6.38%	10/15/20	71,000	70,601	(h,i)
Ventas Realty LP
4.13%	01/15/26	40,000	40,320
Verizon Communications Inc.
1.35%	06/09/17	230,000	229,678	(h)
3.50%	11/01/24	46,000	45,228
4.15%	03/15/24	93,000	96,197
4.40%	11/01/34	47,000	43,732
4.67%	03/15/55	32,000	27,555
4.86%	08/21/46	47,000	44,073
5.05%	03/15/34	29,000	28,933	(h)
5.15%	09/15/23	68,000	75,119	(h)
6.55%	09/15/43	32,000	37,806
Volkswagen Group of America Finance LLC
2.13%	05/23/19	234,000	218,346	(h,i)
W.R. Grace & Co.
5.13%	10/01/21	35,000	34,563	(i)
5.63%	10/01/24	98,000	96,040	(i)
Wal-Mart Stores Inc.
4.30%	04/22/44	88,000	89,960	(h)
Weatherford International Ltd.
6.75%	09/15/40	19,000	14,502	(h)
Wells Fargo & Co.
3.00%	02/19/25	47,000	45,224
3.55%	09/29/25	90,000	90,034
3.90%	05/01/45	47,000	43,192
4.10%	06/03/26	107,000	107,945	(h)
4.30%	07/22/27	38,000	38,727
5.88%	12/29/49	66,000	67,568	(c)
5.90%	12/29/49	62,000	62,000	(c,h)
Williams Partners LP
5.40%	03/04/44	9,000	7,185
Windstream Services LLC
6.38%	08/01/23	73,000	52,604	(h)

WMG Acquisition Corp.
6.00%	01/15/21	20,000	20,000	(i)
WPP Finance 2010
3.75%	09/19/24	95,000	94,668
WPX Energy Inc.
5.25%	01/15/17	75,000	74,625	(h)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	100,000	85,750	(i)
XLIT Ltd.
5.25%	12/15/43	40,000	42,258	(h)
Yamana Gold Inc.
4.95%	07/15/24	39,000	34,848
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	47,000	46,023
			30,420,633
Non-Agency Collateralized Mortgage Obligations—2.8%
American Tower Trust I (REIT)
1.55%	03/15/43	117,000	116,092	(i)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30,000	30,959
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	160,000	165,837	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	17,397	18,525	(c)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	190,520	205,407	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	17,419	17,404	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.32%	09/10/47	15,566	15,550	(c)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	38,035	39,677	(c,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.80%	04/12/38	40,000	40,711	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	80,000	86,106	(c)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	192,000	170,589	(c,i)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	39,319	29,532
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	161,993	169,998
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	60,297	(c)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	100,000	89,785	(c,i)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	48,472	47,960	(c)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	93,831	98,015
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	46,009	43,557	(c)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	100,000	76,265
3.70%	08/10/55	78,578	82,098
4.52%	08/10/55	70,790	68,256	(c)

COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	46,053	46,806	(c)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	100,000	101,154	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.65%	02/15/39	160,000	161,065	(c)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	47,194	37,191	(c)
4.26%	08/15/48	62,926	64,181	(c)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	79,828	80,757
5.47%	08/10/44	30,000	33,817	(c,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	50,000	53,143
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	100,000	101,337	(i)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	995,472	72,508	(c,g)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	43,241	33,288
4.56%	07/10/48	20,300	19,947	(c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	94,025	97,399
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	25,000	26,617	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	40,000	42,622	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	71,000	73,585	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	50,000	51,469	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	85,183	67,933	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	196,550	190,859	(c)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	117,952	124,100
LB-UBS Commercial Mortgage Trust 2004-C8
0.75%	12/15/39	44,953	187	(c,g,i)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	29,984	30,030
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	27,038	27,527	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	52,305	55,495	(c)
6.11%	07/15/40	120,000	127,318	(i)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	5,174	257	(g)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110,000	113,462	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	89,000	88,535	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	100,000	82,135	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	100,000	81,568	(i)

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.57%	02/15/48	729,984	67,015	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	871,315	59,558	(c,g)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	82,660	82,677	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	39,316	33,257	(c,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	183,686	191,923
4.50%	05/15/48	157,312	159,001	(c)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	13,986	14,077	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.89%	10/15/42	40,000	40,360	(c)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	7,032	7,024	(c)
5.27%	10/12/52	55,000	55,301	(c)
Morgan Stanley Capital I Trust 2006-T23
6.02%	08/12/41	26,266	26,784	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.27%	12/12/49	80,000	85,357	(c)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	50,000	54,900	(c)
Morgan Stanley Capital I Trust 2015-MS1
4.16%	05/15/48	100,000	82,213	(c,i)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	993,088	91,427	(c,g)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	138,309	142,770
4.37%	06/15/48	64,245	53,193	(c)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	39,326	34,344	(c,i)
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	39,338	33,775
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	39,311	32,565	(c)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	102,189	107,443
4.62%	12/15/47	39,317	38,159	(c)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	58,906
5.30%	12/15/46	40,000	39,445	(c,i)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	47,667	45,740	(c,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	78,742	70,137	(c,i)
4.72%	03/15/47	65,000	69,254	(c)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	124,695	104,693	(c,i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	132,227	(c)
4.59%	03/15/47	130,681	114,441	(c,i)
			5,886,878

Sovereign Bonds—0.4%
Government of Argentina
2.50%	12/31/38	9	5	(k)
Government of Colombia
2.63%	03/15/23	200,000	177,800	(h)
Government of Mexico
3.60%	01/30/25	205,000	200,644
4.00%	10/02/23	46,000	46,851	(h)
4.75%	03/08/44	176,000	160,600	(h)
Government of Peru
4.13%	08/25/27	27,000	26,460
5.63%	11/18/50	15,000	15,487
Government of Turkey
3.25%	03/23/23	200,000	177,954	(h)
			805,801
Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50,000	59,603
Commonwealth of Puerto Rico
5.00%	07/01/35	130,000	121,949
Municipal Electric Authority of Georgia
6.64%	04/01/57	54,000	63,296
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,751
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	91,924
South Carolina State Public Service Authority
6.45%	01/01/50	40,000	50,418
State of California
5.70%	11/01/21	55,000	64,286
State of Illinois
5.10%	06/01/33	30,000	28,104
			495,331
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	38,818	2,135	(k,l)
Total Bonds and Notes (Cost $69,267,484)			69,088,983

	Number of Shares
Exchange Traded Funds—4.6%
Financial Select Sector SPDR Fund	8,226	186,401	(m)
Industrial Select Sector SPDR Fund	14,814	739,070	(m)
United States Oil Fund LP	79,300	1,164,124	(b)
Vanguard FTSE Emerging Markets ETF	234,375	7,755,469

Total Exchange Traded Funds (Cost $10,986,733)		9,845,064

Total Investments in Securities (Cost $186,499,513)		189,065,118

Short-Term Investments—12.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.00% (Cost $26,526,354)		26,526,354	(f,m)

Total Investments (Cost $213,025,867)		215,591,472

Liabilities in Excess of Other Assets, net—(1.5)%		(3,282,561)

NET ASSETS—100.0%		$212,308,911

Other Information:

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$2,846	5.00%	06/20/20	$85,710	$134,252	$(48,542)

The Fund had the following long futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	December 2015	13	$448,543	$9,396
FTSE 100 Index Futures	December 2015	1	91,165	1,989
S&P Mid 400 Emini Index Futures	December 2015	47	6,405,630	(179,203)
Topix Index Futures	December 2015	2	235,712	5,744
Ultra Long-Term U.S. Treasury Bond Futures	December 2015	6	962,437	(1,045)
2 Yr. U.S. Treasury Notes Futures	December 2015	7	1,533,219	3,156
5 Yr. U.S. Treasury Notes Futures	December 2015	11	1,325,672	4,608

				$(155,355)

The Fund had the following short futures contracts open at September 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	December 2015	48	$(4,580,880)	$132,782
10 Yr. U.S. Treasury Notes Futures	December 2015	55	(7,080,391)	(53,344)

				$79,438

				$(75,917)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to $7,604,591 or 3.58% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(k)	Security is in default.

(l)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees .

(m)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2015.

*	Less than 0.05%.

**	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	77.07%
Japan	5.37%
United Kingdom	3.18%
France	2.72%
Germany	2.22%
Switzerland	1.45%
Canada	1.19%
Sweden	0.91%
Netherlands	0.73%
China	0.69%
Ireland	0.58%
Hong Kong	0.44%
India	0.41%
Australia	0.37%
Italy	0.36%
Belgium	0.34%
Norway	0.29%
South Korea	0.28%
Mexico	0.28%
Luxembourg	0.27%
Taiwan	0.26%
Spain	0.14%
Supranational	0.13%
Colombia	0.09%
Turkey	0.08%
Puerto Rico	0.06%
Brazil	0.05%
Cayman Islands	0.02%
Peru	0.02%
Bermuda	0.00%**
Argentina	0.00%**

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.89%	2.78%	4.67%
Exchange Traded Funds	4.57%	0.00%	4.57%
Pharmaceuticals	2.48%	1.92%	4.40%
Internet Software & Services	1.50%	0.59%	2.09%
Technology Hardware, Storage & Peripherals	1.80%	0.16%	1.96%
Biotechnology	1.71%	0.12%	1.83%
Aerospace & Defense	1.34%	0.45%	1.79%
Integrated Oil & Gas	0.92%	0.79%	1.71%
Healthcare Equipment	0.86%	0.82%	1.68%
Communications Equipment	1.33%	0.33%	1.66%
Asset Management & Custody Banks	1.48%	0.00%	1.48%
Cable & Satellite	1.45%	0.00%	1.45%
Multi-Line Insurance	1.14%	0.30%	1.44%
Life & Health Insurance	0.16%	0.68%	0.84%
Movies & Entertainment	0.74%	0.10%	0.84%
Oil & Gas Equipment & Services	0.60%	0.24%	0.84%
Diversified Real Estate Activities	0.00%	0.83%	0.83%
General Merchandise Stores	0.81%	0.00%	0.81%
Internet Retail	0.45%	0.35%	0.80%
Electrical Components & Equipment	0.15%	0.64%	0.79%
Industrial Machinery	0.28%	0.49%	0.77%
Auto Parts & Equipment	0.26%	0.46%	0.72%
Automobile Manufacturers	0.21%	0.49%	0.70%
Specialized Finance	0.70%	0.00%	0.70%
Soft Drinks	0.68%	0.00%	0.68%
Electronic Equipment & Instruments	0.00%	0.67%	0.67%
Wireless Telecommunication Services	0.00%	0.65%	0.65%
Specialized REITs	0.64%	0.00%	0.64%
Data Processing & Outsourced Services	0.64%	0.00%	0.64%
Home Improvement Retail	0.61%	0.00%	0.61%
Packaged Foods & Meats	0.36%	0.22%	0.58%
Research & Consulting Services	0.45%	0.13%	0.58%
Airlines	0.39%	0.19%	0.58%
Drug Retail	0.57%	0.00%	0.57%
Semiconductor Equipment	0.28%	0.28%	0.56%
Property & Casualty Insurance	0.00%	0.51%	0.51%
Oil & Gas Exploration & Production	0.49%	0.00%	0.49%
Specialty Chemicals	0.00%	0.44%	0.44%
Application Software	0.23%	0.20%	0.43%
Building Products	0.00%	0.38%	0.38%
Agricultural Products	0.37%	0.00%	0.37%
Brewers	0.00%	0.34%	0.34%
Healthcare Services	0.00%	0.34%	0.34%
Railroads	0.10%	0.22%	0.32%
Investment Banking & Brokerage	0.31%	0.00%	0.31%
Electric Utilities	0.21%	0.08%	0.29%
Multi-Utilities	0.28%	0.00%	0.28%
Fertilizers & Agricultural Chemicals	0.27%	0.00%	0.27%
Semiconductors	0.00%	0.26%	0.26%
Healthcare Supplies	0.25%	0.00%	0.25%
Industrial Gases	0.00%	0.24%	0.24%

Construction Materials	0.00%	0.23%	0.23%
Automotive Retail	0.23%	0.00%	0.23%
Consumer Finance	0.23%	0.00%	0.23%
Advertising	0.00%	0.22%	0.22%
Electronic Components	0.00%	0.21%	0.21%
Healthcare Distributors	0.21%	0.00%	0.21%
Systems Software	0.20%	0.00%	0.20%
Diversified Metals & Mining	0.00%	0.20%	0.20%
Apparel Retail	0.00%	0.19%	0.19%
Apparel, Accessories & Luxury Goods	0.02%	0.17%	0.19%
Integrated Telecommunication Services	0.19%	0.00%	0.19%
Trading Companies & Distributors	0.18%	0.00%	0.18%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Specialty Stores	0.17%	0.00%	0.17%
Personal Products	0.00%	0.15%	0.15%
Independent Power Producers & Energy Traders	0.14%	0.00%	0.14%
Air Freight & Logistics	0.14%	0.00%	0.14%
Construction & Engineering	0.00%	0.13%	0.13%
Household Products	0.00%	0.13%	0.13%
Security & Alarm Services	0.00%	0.13%	0.13%
Casinos & Gaming	0.10%	0.00%	0.10%
Broadcasting	0.08%	0.00%	0.08%
Paper Packaging	0.06%	0.00%	0.06%
Life Sciences Tools & Services	0.06%	0.00%	0.06%
Leisure Products	0.00%	0.05%	0.05%

			55.65%

Sector	Percentage (based on Fair Value)
Corporate Notes	14.11%
Agency Mortgage Backed	8.93%
U.S. Treasuries	5.58%
Non-Agency Collateralized Mortgage Obligations	2.73%
Sovereign Bonds	0.37%
Municipal Bonds and Notes	0.23%
Agency Collateralized Mortgage Obligations	0.08%
Asset Backed	0.02%
FNMA (TBA)	0.00%**

32.05%

Short-Term Investments
Short-Term Investments	12.30%

12.30%

100.00%

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended September 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2015, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Domestic Equity	$67,709,271	$—	$—	$67,709,271
Foreign Equity	42,421,800	—	—	42,421,800
U.S. Treasuries	—	12,026,008	—	12,026,008
Agency Mortgage Backed	—	19,257,182	—	19,257,182
Agency Collateralized Mortgage Obligations	—	165,003	—	165,003
Asset Backed	—	30,012	—	30,012
Corporate Notes	—	30,420,633	—	30,420,633
Non-Agency Collateralized Mortgage Obligations	—	5,886,878	—	5,886,878
Sovereign Bonds	—	805,801	—	805,801
Municipal Bonds and Notes	—	495,331	—	495,331
FNMA (TBA)	—	—	2,135	2,135
Exchange Traded Funds	9,845,064	—	—	9,845,064
Short-Term Investments	26,526,354	—	—	26,526,354

Total Investments in Securities	$146,502,489	$69,086,848	$2,135	$215,591,472

Other Financial Instruments*
Credit Default Swaps—Unrealized Depreciation	$—	$(48,542)	$—	$(48,542)
Long Futures Contracts—Unrealized Appreciation	24,893	—	—	24,893
Long Futures Contracts—Unrealized Depreciation	(180,248)	—	—	(180,248)
Short Futures Contracts—Unrealized Appreciation	132,782	—	—	132,782
Short Futures Contracts—Unrealized Depreciation	(53,344)	—	—	(53,344)

Total Other Financial Instruments	$(75,917)	$(48,542)	$—	$(124,459)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun Diversified Fund utilized the fair value pricing service on December 31, 2014 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 1 at September 30, 2015 which are classified as Level 2 at December 31, 2014. The value of securities that were transferred to Level 1 from Level 2 as a result was $39,244,199.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$213,770,982	$13,018,271	$(11,197,781)	$1,820,490

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Dmitri L. Stockton
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: November 20, 2015

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 20, 2015